Net financial expenses (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Disclosure of detailed information about finance income / (cost)
The following table summarizes the Group’s financial income and expenses, included within Net financial expenses:

	Years ended December 31,
	2018	2017	2016
	(€ million)
Interest income and other financial income	€249	€220	€279

Financial expenses:
Interest expense and other financial expenses:	929	1,084	1,452
Interest expense on notes	422	568	749
Interest expense on borrowings from bank	259	350	450
Other interest cost and financial expenses	248	166	253
Write-down of financial assets	6	21	76
Losses on disposal of securities	6	5	6
Net interest expense on employee benefits provisions	276	304	341
Total Financial expenses	1,217	1,414	1,875
Net expenses from derivative financial instruments and exchange rate differences	88	151	262
Total Financial expenses and Net expenses from derivative financial instruments and exchange rate differences	1,305	1,565	2,137

Net Financial expenses	€1,056	€1,345	€1,858